Total
JNL GOVERNMENT MONEY MARKET FUND
In the section entitled, “Summary Overview of Each Fund,” under “Expenses,” for the JNL Government Money Market Fund, please delete the table and replace with the following:
Annual Fund Operating Expenses (Expenses that you pay each year as a percentage of the value of your investment)
Annual Fund Operating Expenses	JNL GOVERNMENT MONEY MARKET FUND JNL GOVERNMENT MONEY MARKET FUND (Institutional)
Management Fee	0.18%
Distribution and/or Service (12b-1) Fees	none
Other Expenses	0.01%
Total Annual Fund Operating Expenses	0.19%	[1]
[1]	Jackson National Asset Management, LLC ("JNAM" or "Adviser") has contractually agreed to waive fees and/or reimburse expenses of the Fund to the extent necessary to limit the total operating expenses of the shares of the Fund, transactional costs, if any, interest, taxes and dividend and extraordinary expenses, to an annual rate (as a percentage of the average daily net assets of the Fund) equal to or less than the Fund’s investment income for the period. The fee waiver will continue through April 30, 2021. The Adviser may extend the fee waiver for a subsequent one-year term, and thereafter, the fee waiver will automatically renew for additional subsequent one-year terms unless the Board of Trustees approves the elimination of the fee waiver. In addition, when the Fund receives income sufficient to pay a dividend, the Adviser may recapture previously waived fees and expenses for a period of three years.

In the section entitled, “Summary Overview of Each Fund,” under “Expense Example,” for the JNL Government Money Market Fund, please delete the disclosure and replace with the following:

Expense Example. This example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. Also, this example does not reflect the expenses of the variable insurance contracts or the separate account through which you indirectly invest in the Fund, whichever may be applicable, and the total expenses would be higher if they were included. The table below shows the expenses you would pay on a $10,000 investment, assuming (1) 5% annual return; (2) redemption at the end of each time period; and (3) that the Fund operating expenses remain the same.  The example also assumes that the contractual expense limitation agreement is in effect through April 30, 2021. Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example	Expense Example, with Redemption, 1 Year	Expense Example, with Redemption, 3 Years	Expense Example, with Redemption, 5 Years	Expense Example, with Redemption, 10 Years
JNL GOVERNMENT MONEY MARKET FUND | JNL GOVERNMENT MONEY MARKET FUND (Institutional) | USD ($)	19	61	107	243